Stockholder's Equity - Narrative (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2014	Nov. 26, 2014	Jan. 29, 2014	Jan. 22, 2015	Jan. 15, 2014	Dec. 22, 2014	Oct. 27, 2014
Class of Stock [Line Items]
Common stock authorized (number of shares)								1,000
Preferred stock authorized (number of shares)	50,000,000	50,000,000				50,000,000
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Common stock outstanding (shares)	112,584,638
Common stock issued (in $ per share)	$ 30.88
Ownership percentage by parent	37.50%
Payments for repurchase of common stock	$ 159,200,000
Proceeds from issuance of Class A common stock	770,421,000	0	0
Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Value assigned to equity consideration				292,000,000
Class C common stock converted to Class A common stock
Class of Stock [Line Items]
Common stock conversion ratio (shares)				85.8661
SunEdison
Class of Stock [Line Items]
Ownership percentage by other entities	57.30%
Riverstone
Class of Stock [Line Items]
Ownership percentage by other entities	5.20%
Class A Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)	850,000,000	0				500,000
Restricted stock issued to certain individuals (number of shares)						10,942
Common stock par value ($ per share)	$ 0.01	$ 0				$ 0.01
Voting rights (in votes per share)						1
Common stock outstanding (shares)	42,218,000	0
Proceeds from initial public offering				501,600,000
Proceeds from private placement					337,800,000
Dividends payable (annualized basis) per share									$ 1.08	$ 0.9028
Dividends payable per share									$ 0.27	$ 0.1717
Class A Common Stock | Subsequent Event
Class of Stock [Line Items]
New issuances of common stock (in shares)							13,800,000
Proceeds from issuance of Class A common stock							390,600,000
Class A Common Stock | Altai and Everstream
Class of Stock [Line Items]
Proceeds from private placement				65,000,000
Class A Common Stock | IPO
Class of Stock [Line Items]
New issuances of common stock (in shares)				20,065,000
Common stock issued (in $ per share)				$ 25
Proceeds from sale of stock				463,900,000
Class A Common Stock | Over-Allotment Option
Class of Stock [Line Items]
New issuances of common stock (in shares)				3,009,750
Proceeds from initial public offering				75,200,000
Proceeds from sale of stock				69,600,000
Class A Common Stock | Over-Allotment Option | Subsequent Event
Class of Stock [Line Items]
New issuances of common stock (in shares)							1,800,000
Class A Common Stock | Private Placement
Class of Stock [Line Items]
New issuances of common stock (in shares)					11,666,667
Class A Common Stock | Private Placement | Altai and Everstream
Class of Stock [Line Items]
New issuances of common stock (in shares)				2,600,000
Class A Common Stock | SunEdison
Class of Stock [Line Items]
New issuances of common stock (in shares)						250,000
Common stock conversion ratio (shares)				127.1624
Common stock outstanding (shares)	250,000
Common Class B
Class of Stock [Line Items]
Common stock authorized (number of shares)	140,000,000	0				500,000
Common stock par value ($ per share)	$ 0.01	$ 0				$ 0.01
Voting rights (in votes per share)						10
Common stock outstanding (shares)	64,526,000	0
Common Class B | Subsequent Event
Class of Stock [Line Items]
Payments for repurchase of common stock							$ 50,900,000
Common Class B | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)				5,840,000
Common Class B | SunEdison
Class of Stock [Line Items]
New issuances of common stock (in shares)						250,000
Common stock conversion ratio (shares)				262.8376
Common stock outstanding (shares)	250,000
Class B1 Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)						100,000
Common stock par value ($ per share)						$ 0.01
Voting rights (in votes per share)								1
Class B1 Common Stock | Executive officers, management and employees
Class of Stock [Line Items]
New issuances of common stock (in shares)						41,765
Common stock outstanding (shares)	41,765
Common Class B1
Class of Stock [Line Items]
Common stock authorized (number of shares)	260,000,000	0		260,000,000
Common stock par value ($ per share)	$ 0.01	$ 0		$ 0.01
Voting rights (in votes per share)				1
Common stock outstanding (shares)	5,840,000	0
Common Class B1 | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)				5,840,000
Incentive Distribution Rights
Class of Stock [Line Items]
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share)	$ 0.2257
Restricted Stock | Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (shares)	10,942